As filed with the Securities and Exchange Commission on May 17, 2011
Registration No. 33-13954
811-5141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                          ☐
Post-Effective Amendment No. 85       ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ☐
Amendment No. 86       ☑
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(949) 219-6767
Robin S. Yonis
Vice President and General Counsel
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No 85 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 17th day of May 2011.

PACIFIC SELECT FUND
By:	/s/ Laurene E. MacElwee
Laurene E. MacElwee
Assistant Vice President

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 85 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board and Trustee	May 17, 2011

Mary Ann Brown*	Chief Executive Officer	May 17, 2011

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	May 17, 2011

Gale K. Caruso*	Trustee	May 17, 2011

Lucie H. Moore*	Trustee	May 17, 2011

G. Thomas Willis*	Trustee	May 17, 2011

Frederick L. Blackmon*	Trustee	May 17, 2011

Nooruddin S. Veerjee*	Trustee	May 17, 2011

*By:	/s/ Laurene E. MacElwee	May 17, 2011
Laurene E. MacElwee
as attorney-in-fact pursuant to power of attorney filed herewith.

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def